Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2016
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Cash Flow Information
The following is the supplemental cash flow information for the six months ended June 30, 2016 and 2015 (in thousands):

	Six Months Ended June 30,
	2016	2015
Supplemental Disclosure of Cash Flow Information:
Interest paid	$26,749	$26,684
Income taxes paid	788	541

Supplemental Disclosure of Noncash Investing and Financing Activities:
Accrued capital expenditures	$2,961	$2,839
Note receivable included in the consideration of a disposition	3,000	—
Debt assumed in connection with an acquisition	20,376	—
Issuance of operating partnership units in connection with an acquisition	70,754	—
Redeemable noncontrolling interest assumed in connection with an acquisition	5,231	—
Dividend distributions declared, but not paid	41,770	36,307